Cash and Cash Equivalents - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Cash, cash equivalents and marketable securities [Line Items]
Cash and cash equivalents, money market accounts	$ 22.0	$ 29.9
Maximum
Cash, cash equivalents and marketable securities [Line Items]
Cash and cash equivalents, money market accounts, original maturity date	90 days	90 days